LOGAN SOUND, INC.
                        1 HUNTER STREET EAST, SUITE G100
                       HAMILTON, ONTARIO, CANADA L8N 3W1
                           TELEPHONE:  (905) 777-8002
                              FAX:  (866) 278-9135


October 27, 2009

U.S. Securities & Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-3561

ATTENTION:  J. NOLAN MCWILLIAMS, DIVISION OF CORPORATE FINANCE

Dear Sirs:

RE: LOGAN SOUND, INC. - REGISTRATION STATEMENT ON FORM S-1 (FILE NO. 333-161869)

Further to your letter dated October 8, 2009 concerning deficiencies in our registration statement, we provide an amended Form S-1 and respond to your comments as follows:

GENERAL

1. PLEASE SUBMIT A REDLINED VERSION OF YOUR NEXT AMENDED FORM S-1 ON EDGAR AND ENSURE THAT THE REDLINED VERSION MARKS ALL CHANGES IN THE DOCUMENT.

      We have included a redlined version of our registration statement with our amended filing and have marked all changes in the document from the original filing.

2.    PLEASE PAGINATE THE PROSPECTUS IN SUBSEQUENT AMENDMENTS.

      Our revised registration statement includes page numbers.

PROSPECTUS COVER PAGE

3.    IT  APPEARS  THE  NAME OF YOUR COMPANY WAS INADVERTENTLY  OMITTED;  PLEASE
      REVISE.

      We have added our company name to the prospectus cover page.

PROSPECTUS SUMMARY

4. PLEASE REVISE THE DISCUSSION UNDER THE HEADING "OUR COMPANY" TO DISCLOSE YOUR NET LOSS AND THAT YOUR AUDITOR HAS EXPRESSED SUBSTANTIAL DOUBT ABOUT YOUR ABILITY TO CONTINUE AS A GOING CONCERN.

      We have added the following disclosure in the prospectus summary section:


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      "From our incorporation on January 30, 2007  to  July  31,  2009,  we have incurred an accumulated deficit of $7,994. Further losses are anticipated in the development of our business. As a result, our auditor has expressed substantial doubt about our ability to continue as a going concern."

5. PLEASE REVISE TO DISCLOSE THAT IF YOU RAISE THE MINIMUM AMOUNT OF PROCEEDS FROM THIS OFFERING, YOU WILL ONLY HAVE ENOUGH CASH TO LAST THREE MONTHS.

      We have revised this section to disclose that if we raise the minimum amount, we will only have enough cash to last three months.

6. ALSO, SINCE YOU SAY THAT YOU BELIEVE THE MAXIMUM AMOUNT OF THE OFFERING WILL RESULT IN ENOUGH PROCEEDS TO LAST YOU THE NEXT TWELVE MONTHS, PLEASE BRIEFLY EXPLAIN WHY YOU CHOSE A LESSER AMOUNT FOR THE MINIMUM.

      We selected the minimum offering amount based on the proceeds that we would need in order to fund the manufacture of at least 100 pedals. While this amount would only allow us to pay our president his management fee for three months, he would continue providing his services to us beyond that time frame and would accrue the amounts owing to him.

7. PLEASE RECONCILE THE OFFERING PRICE PER SHARE DISCLOSED HERE WITH THE PRICE DISCLOSED ON THE PROSPECTUS COVER PAGE.

      We have corrected the offering price per share noted in the prospectus summary.

RISK FACTORS

8. PLEASE ADD A RISK FACTOR DISCLOSING THE RISKS TO YOU ASSOCIATED WITH THE CURRENT ECONOMIC DOWNTURN.

      WE HAVE ADDED THE FOLLOWING RISK FACTOR:

      "BECAUSE OUR BUSINESS AND ABILITY TO RAISE FUNDS ARE ADVERSELY IMPACTED BY THE CURRENT ECONOMIC DOWNTURN, OUR ABILITY TO SUCCESSFULLY IMPLEMENT OUR INTENDED BUSINESS PLAN MAY FAIL.

      Our  sole  product,  the  wah   anti  wah  guitar  pedal,  is  a  consumer
      discretionary item. As such, demand for our product depends greatly on the disposable income of consumers. In the current economic environment, it is likely that the demand for the wah anti wah pedal will be lower than it would be in an economic expansion. Due to this, our ability to sell significant units of our produce may be impaired with the end result that our business plan fails.

      As well, economic conditions may make it difficult for us to raise the capital necessary to develop and expand our operations. If we are unable to raise funding because of this, our business will fail or our growth may be slower than anticipated."


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9.    PLEASE ADD A RISK FACTOR DISCLOSING YOUR DEPENDENCE  ON A SINGLE EMPLOYEE.
      ALSO, DISCUSS THE RISKS ASSOCIATED WITH MANAGEMENT'S LIMITED MANUFACTURING AND MANAGEMENT EXPERIENCE.

      We have added the following two separate risk factors:

      BECAUSE MANAGEMENT HAS LIMITED EXPERIENCE IN MANUFACTURING AND MANAGEMENT, OUR BUSINESS HAS A HIGHER RISK OF FAILURE.

      Ken Logan, our sole employee, has only limited experience in manufacturing guitar effects pedals and has not been involved in guitar pedal manufacturing at high output levels. In addition, Mr. Logan's management experience is limited to his involvement with our company. Consequently, management's decisions and choices may not be well thought out and our operations, earnings and ultimate financial success may suffer irreparable harm as a result.

      BECAUSE WE RELY ON OUR SOLE EMPLOYEE, KEN LOGAN, TO CONDUCT OUR OPERATIONS, OUR BUSINESS WILL LIKELY FAIL IF WE LOSE HIS SERVICES.

      We depend on the services of our senior management for the future success of our business. Our sole employee, Ken Logan, is the only person who knows and understands the design and manufacturing process of our wah anti wah guitar pedal. Our success depends on the continued efforts of Mr. Logan. While we have a management agreement with Mr. Logan whereby he provides his services to us, Mr. Logan may terminate this agreement upon 90 day's notice at any time after April 29, 2010. The loss of the services of Mr. Logan could have an adverse effect on our business, financial condition and results of operations.

10. PLEASE ADD A RISK FACTOR DISCLOSING THAT YOU MAY NOT BE ABLE TO ABSORB THE COSTS OF BEING A PUBLIC COMPANY.

      We have added the following risk factor:

      "UPON THE EFFECTIVENESS OF OUR REGISTRATION STATEMENT, WE WILL BECOME A REPORTING ISSUER AND WILL INCUR PUBLIC DISCLOSURE COSTS. IF WE ARE UNABLE TO ABSORB THESE COSTS, OUR BUSINESS PLAN WILL FAIL.

      Upon the effectiveness of this registration statement, we will begin filing public disclosure documents with the Securities & Exchange Commission including financial reports on Form 10-K and Form 10-Q, as well as current reports on Form 8-K. In order to prepare these forms, we will incur legal, filing, accounting and audit costs that will result in an increase in general expenses. We estimate that the costs of this compliance will be approximately $16,000 per year in the short term. If we are unable to absorb these costs, we may be forced to cease operations."



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WE ARE MAINLY DEPENDENT UPON THE FUNDS TO BE RAISED

11. PLEASE REVISE TO DISCLOSE THAT IN THE EVENT YOU SEEK ADDITIONAL SOURCES OF FUNDING, INVESTORS MAY BE FURTHER DILUTED.

      We have disclosed that if we raise additional equity financing, investors will be further diluted.

USE OF PROCEEDS

12. PLEASE REVISE THE TABLE TO PRESENT THE USE OF PROCEEDS IN THE EVENT YOU WILL RECEIVE 50% AND 75% OF THE OFFERING.

      We have revised the table to present the use of proceeds for 50% and 75% offering completion.

13.   PLEASE REVISE TO INDICATE THE ORDER OF PRIORITY OF THE USES OF PROCEEDS.

      The uses of proceeds are listed in order of priority.   We  have  included
      disclosure to this effect in the amended registration statement.

14. WE NOTE THE DISCLOSURE THAT YOUR PRESIDENT WILL LOAN THE FUNDS NECESSARY TO COVER OFFERING EXPENSES. PLEASE REVISE TO CLARIFY WHETHER YOU HAVE AN AGREEMENT WITH YOUR PRESIDENT, AND IF SO, DISCLOSE THE TERMS.

      We have disclosed that we do not have a written agreement with our president regarding the payment of expenses.

DILUTION

15. PLEASE EXPAND YOUR DISCLOSURE TO DISCUSS THE DILUTION IF 50% OF THE SHARES ARE SOLD. ALSO, ADD DISCLOSURE TO THE TABLE IN THE LATTER PART OF THIS SECTION TO SHOW THE DIFFERENCE IN YOUR INVESTMENT WITH THE INVESTOR OF OTHER SHAREHOLDERS IF 50% OF THE SHARES ARE SOLD.

      We have amended our discussion and our table disclosure to discuss the dilution if 50% of the shares are sold in the offering.

SHARES ELIGIBLE FOR FUTURE SALE

16. PLEASE REVISE THE FIRST SENTENCE OF THIS SECTION TO CLARIFY THAT RESALES OF YOUR COMMON STOCK MUST EITHER BE REGISTERED OR RELY UPON AN EXEMPTION FROM REGISTRATION.

      We have revised the first  sentence  to clarify that resales of our common
      stock  must  either  be  registered  or  rely   upon   an  exemption  from
      registration.




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DESCRIPTION OF BUSINESS

17. PLEASE REVISE TO REMOVE THE LAST SENTENCE UNDER THE WAH PEDALS SECTION, AS WE BELIEVE NAMING FAMOUS USERS OF WAH PEDALS CONSTITUTES MARKETING LANGUAGE THAT IS NOT APPROPRIATE IN A REGISTRATION STATEMENT.

      We have removed the noted sentence.

MARKET FOR OUR PRODUCT

18.   PLEASE DELETE THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THIS SECTION.

      We have removed the noted sentence.

EMPLOYEES

19. IT IS UNCLEAR WHETHER KEN LOGAN IS CURRENTLY WORKING FULL-TIME OR PART-TIME ON BEHALF OF YOUR COMPANY. PLEASE REVISE TO DISCLOSE HERE WHAT PERCENTAGE OF HIS TIME IS DEDICATED TO YOUR BUSINESS.

      We have added disclosure indicating that Ken Logan devotes 100% of his business time to our company.

BALANCE SHEET

20. WE NOTE FROM THE BALANCE SHEET THAT $20,000 HAS BEEN RECORDED FOR THE WAH-ANTI-WAH GUITAR EFFECTS PEDAL, WHICH WAS ACQUIRED FROM YOUR PRESIDENT IN EXCHANGE FOR 4 MILLION COMMON SHARES. IN THIS REGARD, WE NOTE THE
      ACQUISITION OF THESE NON-MONETARY ASSETS BY THE COMPANY FROM ITS SOLE SHAREHOLDER/PROMOTER RESULTED IN THE EXCHANGE OF APPROXIMATELY 70% OF THE COMPANY'S OUTSTANDING SHARES JUST PRIOR TO THE FILING OF THIS IPO.
      THEREFORE, IN ACCORDANCE WITH THE GUIDANCE IN TOPIC 5G OF THE STAFF ACCOUNTING BULLETINS, IT APPEARS THE FINANCIAL STATEMENTS SHOULD REFLECT AND RECORD THESE NON-MONETARY ASSETS AT THE TRANSFEROR'S HISTORICAL COST BASIS DETERMINED UNDER GAAP. THIS GENERALLY WOULD BE THE AMOUNT PAID FOR THESE ASSETS BY THE TRANSFEROR. PLEASE ADVISE AND REVISE THE FINANCIAL STATEMENTS INCLUDING APPROPRIATE NOTE DISCLOSURE OF THE ACCOUNTING TREATMENT THERETO. ALSO, FOR EACH TYPE OF ASSET, PLEASE EXPLAIN TO USE, AND REVISE YOUR NOTES TO THE FINANCIAL STATEMENTS TO DISCLOSE HOW YOU WILL ACCOUNT FOR THE ASSET ACQUIRED, INCLUDING THE DEPRECIATION METHOD AND ASSIGNED USEFUL LIFE. SEE ASC 350-30-50-1 (PARAGRAPH 44 OF SFAS NO. 142) AND ASC 360-10-50-1 (PARAGRAPH 5 OF APB NO. 12).

      These non-monetary assets were recorded at the transferors' historical cost base; however, our note disclosure did not accurately reflect this. Accordingly, we have revised our note disclosure to reflect the proper accounting treatment.

STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY

21. WE NOTE THAT YOUR STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY DISCLOSES THAT ON


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      APRIL 29, 2009, 4 MILLION COMMON SHARES WERE ISSUED FOR CASH AT $.005 PER
      SHARE. IN LIGHT OF YOUR DISCLOSURE IN NOTE 3 AND ELSEWHERE IN THE FILING THAT THESE SHARES WERE ISSUED TO YOUR PRESIDENT IN EXCHANGE FOR THE GUITAR ASSETS, PLEASE REVISE TO REMOVE THE DISCLOSURE THAT THE SHARES WERE ISSUED FOR CASH AND REPLACE IT WITH ASSETS ASSOCIATED WITH THE WAH-ANTI-WAH GUITAR EFFECTS PEDAL.

      We have revised this line item to indicate that the shares were issued for intangible assets.

AVAILABLE INFORMATION

22. PLEASE DISCLOSE WHETHER YOU INTEND TO MAKE YOUR PUBLIC FILINGS AVAILABLE ON YOUR WEBSITE.

      We have disclosed that we do not intend to make our public filings available on our website.

SUMMARY COMPENSATION TABLE

23. PLEASE TELL US WHY THE PAYMENTS TO KEN LOGAN FOR MANAGEMENT SERVICES ARE NOT INCLUDED AS SALARY IN THE SUMMARY COMPENSATION TABLE.

      We have revised our disclosure to include the payments to Ken Logan for management services in the summary compensation table.

24. PLEASE FILE THE MANAGEMENT SERVICES AGREEMENT WITH MR. LOGAN AS AN EXHIBIT TO YOUR NEXT AMENDMENT.

      We have filed the management agreement as an exhibit.

OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

25. WE NOTE YOU WILL NOT INCUR ANY BLUE SKY QUALIFICATION FEES. PLEASE TELL US WHERE YOU INTEND TO OFFER THE SECURITIES AND DISCUSS WHY YOU BELIEVE THAT BLUE SKY REGISTRATION IS NOT REQUIRED IN THOSE STATES. IF YOU DO NOT INTEND TO REGISTER THIS OFFERING UNDER STATE BLUE SKY LAWS, PLEASE ADD A PROMINENT RISK FACTOR DISCLOSING POTENTIAL LIMITATIONS ON RESALE BECAUSE OF THE ABSENCE OF STATE REGISTRATION.

      We intend to offer our securities to Canadian in reliance upon Regulation S and therefore do not anticipate blue sky registration. We have added a risk factor that discloses potential limitations on resale because of the absence of state registration.

UNDERTAKINGS

26.   PLEASE DELETE THE UNDERTAKING THAT FOLLOWS THE FIFTH UNDERTAKING.

      We have removed the noted undertaking.

OTHER


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27.   THE  FINANCIAL  STATEMENTS SHOULD BE UPDATED, AS NECESSARY, TO COMPLY WITH
      RULE 8-08 OF REGULATION S-X AT THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

      We have included interim financial statements for the period ended July 31, 2009 with our amended filing.

28. PROVIDE A CURRENTLY DATED CONSENT FROM THE INDEPENDENT PUBLIC ACCOUNTANT IN ALL FUTURE AMENDMENTS.

      We have included a currently dated consent from the independent public accountant as an exhibit to our amended registration statement.

Yours truly,

/s/ Ken Logan

KEN LOGAN, PRESIDENT
LOGAN SOUND, INC.